UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21984
Central Park Group Multi-Event Fund
(Exact name of registrant as specified in charter)
12 East 49th Street
New York, NY 10017
(Address of principal executive office) (Zip code)
Citi Fund Services
3435 Stelzer Road
Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 317-9200
Date of fiscal year end: October 31, 2009
Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.
CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments
January 31, 2009 (Unaudited)

			% of Net
Shares	Type	Fair Value ($)	Assets
	INVESTMENTS IN SECURITIES (96.43%)
	COMMON STOCK (23.11%)
	Chemicals
20,000	Terra Industries, Inc.	409,600	1.33%
	Healthcare Products
20,039	Johnson & Johnson	1,156,050	3.74%
	Healthcare Services
30,457	Genentech, Inc. (a)(b)	2,474,327	8.02%
	Oil & Gas
36,724	The Williams Cos., Inc.	519,645	1.68%
	Pharmaceutical
26,750	Wyeth	1,149,447	3.72%
	Real Estate Investment Trusts
101,925	MFA Financial, Inc. (b)	584,030	1.89%
	Telephone Communications
33,383	Leap Wireless International, Inc. (a)	841,252	2.73%

	TOTAL COMMON STOCK (Cost $7,113,598)	7,134,351	23.11%

	PRIVATE PLACEMENT (2.42%)
1,100,000	SMC Credit Opportunity Fund, Ltd.	746,090

	TOTAL PRIVATE PLACEMENT (Cost $1,101,218)	746,090	2.42%

Principal ($)	CORPORATE BONDS (18.32%)
403,000	Century Aluminum Co., 7.50%, 8/15/14, Callable 8/15/09 @ 103.75	225,008
268,000	Daimler Finance NA LLC, 7.20%, 9/1/09	267,825
536,000	Dollar General Corp., 10.63%, 7/15/15, Callable 7/15/11 @ 105.31	531,533
1,688,000	Goldman Sachs Group, Inc., 3.25%, 6/15/12, FDIC Guaranteed (b)	1,736,295
667,000	Hess Corp., 7.00%, 2/15/14	675,860
537,000	MetroPCS Wireless, Inc., 9.25%, 11/1/14, Callable 11/1/10 @ 104.63	496,054
380,000	NRG Energy, Inc., 7.25%, 2/1/14, Callable 2/1/10 @ 103.63 (b)	362,267
471,000	United States Steel Corp., 5.65%, 6/1/13 (b)	381,913
536,000	United Technologies Corp., 6.13%, 2/1/19 (b)	577,546
391,000	Wells Fargo & Co., 3.00%, 12/9/11, FDIC Guaranteed (b)	401,417

	TOTAL CORPORATE BONDS (Cost $5,530,570)	5,655,718	18.32%

	CONVERTIBLE CORPORATE BONDS (2.58%)
336,000	Century Aluminum Co., 1.75%, 8/1/24, Callable 8/6/09 @100	172,900
774,000	Vornado Realty Trust, 3.63%, 11/15/26, Callable 11/15/11 @ 100 (b)	623,715

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $785,682)	796,615	2.58%

Shares	EXCHANGE TRADED FUNDS (7.60%)
16,735	iShares Barclays 20+ Year Treasury Bond Fund	1,736,256
6,677	SPDR Gold Trust	609,677

	TOTAL EXCHANGE TRADED FUNDS (Cost $2,374,408)	2,345,933	7.60%

Contracts	PURCHASED OPTIONS (0.83%)
	Security, Expiration Date, Exercise Price
	Call Options
1,218	IMM Eurodollar Future, June 15, 2009, 99.25 Call (c)	121,800
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments, continued
January 31, 2009 (Unaudited)

			% of Net
Contracts	Type	Fair Value ($)	Assets
	PURCHASED OPTIONS, CONTINUED
	Security, Expiration Date, Exercise Price
	Put Options
66	AutoZone, Inc., March 21, 2009, 130.00 Put (d)	56,100
265	Genentech, Inc., February 21, 2009, 80.00 Put (d)	46,375
66	Lincoln National Corp., April 18, 2009, 17.50 Put (d)	31,680

	TOTAL PURCHASED OPTIONS (Cost $435,542)	255,955	0.83%

Shares	SHORT-TERM INVESTMENT (41.57%)
12,831,209	Union Bank of California Money Market Sweep (b)	12,831,209

	TOTAL SHORT-TERM INVESTMENT (Cost $12,831,209)	12,831,209	41.57%

	TOTAL INVESTMENT IN SECURITIES (Cost $30,172,227)	29,765,871	96.43%

	INVESTMENTS IN SECURITIES SOLD, NOT YET PURCHASED, EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED AND WRITTEN OPTIONS (-6.62%)
	SECURITIES SOLD, NOT YET PURCHASED (-2.97%)
	Chemicals
5,600	CF Industries Holdings, Inc.	(263,200)
	Metals
3,355	United States Steel Corp.	(100,750)
	Pharmaceutical
26,215	Pfizer, Inc.	(382,215)
	Real Estate Investment Trusts
3,337	Vornado Realty Trust	(169,553)

	TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds $948,211)	(915,718)	(2.97)%

	EXCHANGE TRADED FUND SOLD, NOT YET PURCHASED (-3.56%)
53,333	Industrial Select Sector SPDR Fund	(1,099,193)

	TOTAL EXCHANGE TRADED FUND SOLD, NOT YET PURCHASED (Proceeds $1,150,580)	(1,099,193)	(3.56)%

Contracts	WRITTEN OPTIONS (-0.09%) Security, Expiration Date, Exercise Price Put Options
66	AutoZone, Inc., March 21, 2009, 100.00 Put (d)	(10,758)
133	Lincoln National Corp., April 18, 2009, 10.00 Put (d)	(17,290)

	TOTAL WRITTEN OPTIONS (Premiums received $36,007)	(28,048)	(0.09)%

	TOTAL INVESTMENTS IN SECURITIES SOLD, NOT YET PURCHASED, EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED AND WRITTEN OPTIONS (Proceeds $2,134,798)	(2,042,959)	(6.62)%

	TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED (89.81%) (Cost $28,037,429) (e)	27,722,912	89.81%
	OTHER ASSETS IN EXCESS OF LIABILITIES (10.19%)	3,146,111	10.19%

	TOTAL NET ASSETS (100%)	$30,869,023	100.00%

(a)	Non income producing.
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments, continued
January 31, 2009 (Unaudited)

(b)	Security positions are either entirely or partially held in a segregated account as collateral for securities sold, not yet purchased, exchange traded funds sold, not yet purchased and written options aggregating a total market value of $12,058,809.

(c)	Each contract is equivalent to 25 shares.

(d)	Each contract is equivalent to 100 shares.

(e)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes, including proceeds from securities and exchange traded funds sold short and written options, differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$445,119
Gross unrealized depreciation	(1,146,466)

Net unrealized depreciation	$(701,347)

SPDR            Standard & Poor’s Depositary Receipt
The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

Central Park Group Multi-Event Fund
January 31, 2009 (Unaudited)
Statement of Financial Accounting Standards No. 157
Various “inputs” are used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary categorization of the Fund’s investments based on the level of inputs used in determining the value of such investments as of January 31, 2009:

			LEVEL 2 - Other Significant		Level 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments*	Securities	Instruments*	Securities	Instruments*	Securities	Instruments*
Investments	$9,480,284	$(2,014,911)	$19,539,497	$(28,048)	$746,090	$—	$29,765,871	$(2,042,959)

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as securities and exchange traded funds sold short, written options and swap agreements.
For each Level 3 investment, some or all of the following were used to determine fair value: market conditions, credit quality and spreads, liquidity, expected maturity or call date, and security type.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments
Balance as of 10/31/08	$907,108

Change in Unrealized Appreciation/Depreciation	(161,018)

Balance as of 1/31/09	$746,090

The change in unrealized appreciation/depreciation from Level 3 investments held at January 31, 2009 is $(161,018).

Item 2. Controls and Procedures.
(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Central Park Group Multi-Event Fund

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer
Date: March 12, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer

Date: March 12, 2009

By (Signature and Title)	/s/ Michael Mascis
Michael Mascis, Principal Financial Officer

Date: March 12, 2009